CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues						$ 3,155,671,000	$ 3,785,063,000	$ 3,707,628,000
Cost of revenues (exclusive of depreciation and amortization shown separately below)						2,551,485,000	3,163,443,000	3,108,651,000
Selling, general, and administrative expenses						306,282,000	175,373,000	152,493,000
Impairment of goodwill and indefinite-lived assets								1,232,000,000
(Recovery from) loss on Take 5						(7,700,000)		79,165,000
Depreciation and amortization						238,598,000	232,573,000	225,233,000
Total expenses						3,088,665,000	3,571,389,000	4,797,542,000
Operating income (loss)						67,006,000	213,674,000	(1,089,914,000)
Other income:
Interest expense, net						234,044,000	232,077,000	229,643,000
Income (loss) before income taxes						(167,038,000)	(18,403,000)	(1,319,557,000)
Provision for (benefit from) income taxes						(5,331,000)	1,353,000	(168,334,000)
Net loss						(161,707,000)	(19,756,000)	(1,151,223,000)
Less: net income attributable to noncontrolling interest						736,000	1,416,000	6,109,000
Net income (loss)						(162,443,000)	(21,172,000)	(1,157,332,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments						8,827,000	5,497,000	(8,961,000)
Total comprehensive income (loss)						$ (153,616,000)	$ (15,675,000)	$ (1,166,293,000)
Net loss per common share:
Basic and diluted						$ (0.73)	$ (0.10)	$ (5.68)
Weighted-average number of common shares:
Basic and diluted						223,227,833	203,750,000	203,750,000
Predecessor Company
General and administrative expenses	$ 4,968,078	$ 138,090	$ 140,090	$ 279,580	$ 5,290,115
State franchise taxes	50,000	50,000	50,000	100,000	150,000
Operating income (loss)	(5,018,078)	(188,090)	(190,090)	(379,580)	(5,440,115)
Other income:
Interest income earned on cash equivalents and marketable securities held in Trust Account	34,433	1,697,230	1,697,230	3,579,393	1,705,394
Income (loss) before income taxes	(4,983,645)	1,509,140	1,507,140	3,199,813	(3,734,721)
Provision for (benefit from) income taxes	(3,269)	345,918	345,918	730,672	326,633
Net income (loss)	$ (4,980,376)	$ 1,163,222	$ 1,161,222	$ 2,469,141	$ (4,061,354)
Predecessor Company | Class A Common Stock
Net loss per common share:
Basic and diluted	$ (0.01)	$ 0.03	$ 0.03	$ 0.05	$ 0.01
Weighted-average number of common shares:
Basic and diluted	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000
Predecessor Company | Class B Common Stock
Net loss per common share:
Basic and diluted	$ (0.41)	$ 0.00	$ 0.00	$ 0.00	$ (0.41)
Weighted-average number of common shares:
Basic and diluted	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000